UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (100.49%)
CONSUMER DISCRETIONARY - (9.00%)
Automobiles & Components – (5.85%)
2,374,560	Harley-Davidson, Inc.	$88,571,088

Media – (1.53%)
1,934,622	News Corp., Class A	23,196,118

Retailing – (1.62%)
1,758,123	CarMax, Inc. *	24,613,722

	TOTAL CONSUMER DISCRETIONARY	136,380,928

CONSUMER STAPLES - (19.68%)
Food & Staples Retailing – (12.09%)
2,822,591	Costco Wholesale Corp.	183,242,608

Household & Personal Products – (7.59%)
1,651,025	Procter & Gamble Co.	115,059,932

	TOTAL CONSUMER STAPLES	298,302,540

ENERGY - (12.40%)
1,291,987	Canadian Natural Resources Ltd. (Canada)	88,449,430
1,358,041	ConocoPhillips	99,476,503

	TOTAL ENERGY	187,925,933

FINANCIALS - (51.14%)
Diversified Financials – (35.23%)
Capital Markets – (13.53%)
666,629	Ameriprise Financial, Inc.	25,465,228
3,568,789	Bank of New York Mellon Corp.	116,271,146
896,000	Brookfield Asset Management Inc., Class A (Canada)	24,586,240
43,000	Goldman Sachs Group, Inc.	5,504,000
1,313,918	Merrill Lynch & Co., Inc.	33,242,125

		205,068,739

Consumer Finance – (8.97%)
3,837,410	American Express Co.	135,959,436

Diversified Financial Services – (12.73%)
1,914,036	JPMorgan Chase & Co.	89,385,481
2,232,700	Oaktree Capital Group LLC, Class A (a)	62,515,600
4,528,341	RHJ International (Belgium)*(b)	41,072,175

		192,973,256

		534,001,431

Insurance – (13.06%)
	Multi-line Insurance – (0.83%)
3,796,647	American International Group, Inc.	12,642,834

	Property & Casualty Insurance – (12.23%)
1,132	Berkshire Hathaway Inc., Class A *	147,839,200
6,665,300	NIPPONKOA Insurance Co., Ltd. (Japan)	37,464,407

		185,303,607

		197,946,441

Real Estate – (2.85%)
1,984,137	Redwood Trust, Inc. (b)	43,115,297

	TOTAL FINANCIALS	775,063,169

CLIPPER FUNDSM                                                                                             Schedule of Investments - (Continued)

September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE - (3.65%)
Health Care Equipment & Services – (3.65%)
2,176,855	UnitedHealth Group Inc.	$55,270,348

	TOTAL HEALTH CARE	55,270,348

INFORMATION TECHNOLOGY - (4.62%)
Software & Services – (3.02%)
1,714,329	Microsoft Corp.	45,721,155

Technology Hardware & Equipment – (1.60%)
171,941	Agilent Technologies, Inc. *	5,099,770
415,000	Hewlett-Packard Co.	19,189,600

		24,289,370

	TOTAL INFORMATION TECHNOLOGY	70,010,525

	TOTAL COMMON STOCK – (Identified cost $1,879,098,821)	1,522,953,443

	Total Investments – (100.49%) – (Identified cost $1,879,098,821) – (c)	1,522,953,443
	Liabilities Less Other Assets – (0.49%)	(7,384,623)

	Net Assets – (100.00%)	$1,515,568,820

*	Non-Income producing security.

(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $62,515,600, or 4.12% of the Fund’s net assets as of September 30, 2008.

(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2008, amounts to $84,187,472. Transactions during the period in which the issuers were affiliates are as follows:

	Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares September 30, 2008	Dividend Income
	Redwood Trust, Inc. (d)	1,928,564	60,174	4,601	1,984,137	$4,380,947
	RHJ International	4,448,941	79,400	–	4,528,341	–

(c)	Aggregate cost for federal income tax purposes is $1,879,098,821. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation					$178,628,772
	Unrealized depreciation					(534,774,150)

		Net unrealized depreciation				$(356,145,378)

(d)	Gross additions due to dividend reinvestment program.

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CLIPPER FUNDSM                                                                                              Schedule of Investments - (Continued)

September 30, 2008 (Unaudited)

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$1,381,901,261
Level 2 – Other Significant Observable Inputs	141,052,182
Level 3 – Significant Unobservable Inputs	–
Total	$1,522,953,443

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

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ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 28, 2008